Summary of Significant Accounting Policies (Details) - Schedule of Basic to Diluted Shares Used in the Earnings Per Share - VASO CORPORATION [Member] - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Basic to Diluted Shares Used in the Earnings Per Share [Line Items]
Basic weighted average shares outstanding	174,938	173,528	174,246	172,909	173,065	171,688
Dilutive effect of unvested restricted shares	908	1,364	1,148	1,604	1,591	2,083
Diluted weighted average shares outstanding	175,846	174,892	175,394	174,513	174,656	173,771